UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment:           |_|; Amendment Number: _____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118


13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:


/s/ Andrew Schaefer             Middleburg, VA               February 14, 2012
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:  $642,545
                                          (x1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.     Form 13F File Number            Name
---     --------------------            ---------------------
1.      028-13109                       Braddock Partners, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                        VALUE        SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE

AMERICAN TOWER CORP           CL A            029912201      83,238    1,387,074  SH          Sole        NONE    1,387,074
APPLE INC                     COM             037833100       1,660        4,100  SH          Sole        NONE        4,100
BANK OF AMERICA CORPORATION   COM             060505104       4,448      800,000  SH          Sole        NONE      800,000
BECTON DICKINSON & CO         COM             075887109       3,736       50,000  SH          Sole        NONE       50,000
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702      16,697      218,835  SH          Sole        NONE      218,835
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       7,001           61  SH          Sole        NONE           61
CSX CORP                      COM             126408103         955       45,347  SH          Sole        NONE       45,347
CARMAX INC                    COM             143130102      24,581      806,470  SH          Sole        NONE      806,470
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207       6,111       82,600  SH          Sole        NONE       82,600
DOLLAR TREE INC               COM             256746108      60,961      733,500  SH          Sole        NONE      733,500
ENSTAR GROUP LIMITED          SHS             G3075P101      48,281      491,660  SH          Sole        NONE      491,660
EXXON MOBIL CORP              COM             30231G102         214        2,528  SH          Sole        NONE        2,528
FACTSET RESH SYS INC          COM             303075105      11,346      130,000  SH          Sole        NONE      130,000
HARTFORD FINL SVCS GROUP INC  COM             416515104       9,878      607,900  SH          Sole        NONE      607,900
LPL INVT HLDGS INC            COM             50213H100       9,162      300,000  SH          Sole        NONE      300,000
LAMAR ADVERTISING CO          CL A            512815101      35,252    1,281,887  SH          Sole        NONE    1,281,887
MARKEL CORP                   COM             570535104      56,099      135,285  SH          Sole        NONE      135,285
MASTERCARD INC                CL A            57636Q104      71,446      191,636  SH          Sole        NONE      191,636
O REILLY AUTOMOTIVE INC NEW   COM             67103H107      44,001      550,361  SH          Sole        NONE      550,361
PENN NATL GAMING INC          COM             707569109      10,639      279,465  SH          Sole        NONE      279,465
PRIMO WTR CORP                COM             74165N105       1,449      476,500  SH          Sole        NONE      476,500
ROSS STORES INC               COM             778296103      71,326    1,500,662  SH          Sole        NONE    1,500,662
PRICE T ROWE GROUP INC        COM             74144T108       1,868       32,800  SH          Sole        NONE       32,800
TD AMERITRADE HLDG CORP       COM             87236Y108      21,127    1,350,000  SH          Sole        NONE    1,350,000
TJX COS INC NEW               COM             872540109      17,155      265,760  SH          Sole        NONE      265,760
TECHNE CORP                   COM             878377100       3,413       50,000  SH          Sole        NONE       50,000
WHITE RIVER CAPITAL INC       COM             96445P105       1,889       93,273  SH          Sole        NONE       93,273
ANNALY CAP MGMT INC           COM             035710409       3,321      208,109  SH          Sole        NONE      208,109
ENTERPRISE PRODS PARTNERS L   COM             293792107         613       13,207  SH          Sole        NONE       13,207
ENTERTAINMENT PPTYS TR        COM SH BEN INT  29380T105         230        5,265  SH          Sole        NONE        5,265
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD    416515708      13,990      744,952  SH          Sole        NONE      744,952
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102         458       13,770  SH          Sole        NONE       13,770